Scheduled Maturities Of Time Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Maturities of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits
Scheduled maturities of the Company's time deposits outstanding at December 31, 2016 are summarized as follows (in thousands):

2017	$484,946
2018	265,660
2019	185,882
2020	85,766
2021	18,722
Over five years	443
$1,041,419

Scheduled Maturities Of Time Deposits Of $100,000 Or More
Scheduled maturities of Company's time deposits that meet or exceed the FDIC insurance limit of $250,000 are summarized as follows (in thousands):

	2016	2015

Within one year	$50,261	$35,160
Over one through two years	24,140	16,491
Over two through three years	16,437	19,032
Over three through four years	13,370	10,907
Over four through five years	588	4,709
Over five years	—	—
	$104,796	$86,299